INCOME TAXES (Details Textual) ₪ in Thousands, $ in Thousands				12 Months Ended
	Jan. 02, 2018	Jan. 01, 2017	Jan. 02, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent						26.50%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent				16.00%	16.00%
Increase Decrease In Deferred Tax Liability | ₪					₪ 1,265
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		7.50%		9.00%	9.00%
Operating Loss Carryforwards				$ 77,356
Deferred Tax Assets, Capital Loss Carryforwards				$ 31,295
Dividend Distribution Tax Rate				20.00%	20.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	26.50%	26.50%
Additional Increase Decrease in Deferred Tax Liabilities | ₪					₪ 1,687
Additional Increase Decrease in Deferred Tax Assets | ₪					1,046
Additional Increase Decrease In Profit Or Loss Due To Change In Tax Rate				$ 166	640
Increase Decrease in Deferred Tax Assets | ₪					729
Increase Decrease In Profit Or Loss Due To Change In Tax Rate				138	₪ 536
Pointer Argentina [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 79
Pointer Argentina [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period				2019	2019
Pointer Argentina [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period				2020	2020
Pointer Mexico [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 3,218
Pointer Mexico [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period				2017	2017
Pointer Mexico [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period				2025	2025
Pointer Brazil [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 3,480
Pointer South Africa [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards				$ 6,293
ISRAEL
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent				25.00%	25.00%	26.50%	26.50%
Amending the Income Tax Ordinance [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent			25.00%	26.50%	26.50%
Legislative Amendments [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	23.00%
Legislative Amendments [Member] | Subsequent Event [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent		25.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		24.00%
Approved Enterprise Benefits [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	26.50%	26.50%